Earnings Per Share Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands							12 Months Ended
		Apr. 08, 2026	Apr. 04, 2025	Apr. 12, 2024	Sep. 29, 2023	Apr. 25, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 22, 2024	Jun. 26, 2024	May 22, 2024
Earnings per share [line items]
Basic earnings (loss) per share	[1]						$ 452.7535	$ 669.6673	$ 2,607.5889
Dividends distribution							$ 388,359,040	$ 808,802,766	$ 507,286,636
Percentage on distribution of earnings		60.00%				60.00%
Distribution of earnings in instalments		3 months
Installment One [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							33,978,991					$ 161,784,356
Installment Two [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							34,529,086				$ 168,541,001
Installment Three [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							35,185,720			$ 176,255,234
Installment Four [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							35,845,731
Installment Five [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							36,589,874
Installment Six [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							37,446,788
Installment Seven [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							38,372,817
Installment Eight [Member]
Earnings per share [line items]
Earnings Distribution Installment Paid							39,464,628
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share				$ 628.29		$ 117.36
Dividends distribution				$ 401,735,819		$ 75,040,918	$ 138,956,468
Dividend Proposed to be Distributed [Member]
Earnings per share [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 138,956,468	$ 300,000,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 217.33	$ 469.18
Commercio Interior SAU [Member]
Earnings per share [line items]
Dividends distribution					$ 440,000

[1]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.